Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended							9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Commitment And Contingencies [Line Items]
Proceeds from tenant improvement allowance												$ 8,000,000
Deferred rent	$ 8,618,489	$ 8,618,489				$ 0			$ 8,257,492		$ 0	8,618,489
Operating lease, rent expense												600,000
Research and development expense related to agreements		$ 6,181,643	$ 4,652,056	$ 2,129,573	$ 3,387,733	1,929,247	$ 1,325,611	$ 1,642,294	$ 29,474,535	$ 10,169,362	4,897,152	16,351,005
Common Stock [Member]
Commitment And Contingencies [Line Items]
Common stock, shares issued									8,050,000
University of Pennsylvania Intellectual Property Licenses [Member]
Commitment And Contingencies [Line Items]
Maximum potential milestone												5,500,000
University of Pennsylvania Intellectual Property Licenses [Member] | Restricted Stock [Member] | Common Stock [Member]
Commitment And Contingencies [Line Items]
Common stock, shares issued	200,000
University of Pennsylvania Intellectual Property Licenses [Member] | General and Administrative Expense [Member]
Commitment And Contingencies [Line Items]
License agreements, reimbursement costs											94,501	$ 17,840
University of Iowa Research Foundation Intellectual Property Licenses [Member] | In-process Research and Development [Member]
Commitment And Contingencies [Line Items]
Research and development expense related to agreements						$ 600,000
University of Iowa Research Foundation Intellectual Property Licenses [Member] | Series 1 common Units [Member]
Commitment And Contingencies [Line Items]
Common stock, shares issued												281,854
University of Iowa Research Foundation Intellectual Property Licenses [Member] | General and Administrative Expense [Member]
Commitment And Contingencies [Line Items]
License agreements, reimbursement costs											$ 300,000	$ 300,000